Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO EqS Pathfinder Portfolio™))	0 Months Ended
	Sep. 20, 2011
Institutional Class
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[1]
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.16%	[2]
Fee Waiver and Expense Reimbursement	(0.14%)	[3],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	1.02%	[5]
Advisor Class
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.39%	[2]
Fee Waiver and Expense Reimbursement	(0.13%)	[3],[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	1.26%	[7]

[1]	"Other Expenses" reflect dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to PIMCO. Any dividends paid on securities sold short will vary based on the Portfolio's use of those investments as an investment strategy best suited to seek the objective of the Portfolio.
[2]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[4]	PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio's Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio's average net assets attributable to the Institutional Class shares.
[5]	Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement, excluding both Acquired Fund Fees and Expenses and any amounts waived pursuant to the Expense Limitation Agreement described at footnote 4, is 1.00% for Institutional Class shares.
[6]	PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio's Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.25% of the Portfolio's average net assets attributable to the Advisor Class shares.
[7]	Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement, excluding both Acquired Fund Fees and Expenses and any amounts waived pursuant to the Expense Limitation Agreement described at footnote 4, is 1.24% for Advisor Class shares.